Share-Based Payments (Tables)	12 Months Ended
Apr. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average Black-Scholes assumptions for stock options granted
The fair value of each option is estimated on the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for stock options granted:

	2016	2015
Expected volatility (%)	20.7%	25.0%
Dividend Yield (%)	2.3%	2.2%
Risk-free interest rate (%)	1.9%	1.5%
Expected life of stock option (years)	5.9	5.6

Summary of the Company's stock option activity and related information
The following table is a summary of our option activity.

	Number of Options	Weighted-Average Exercise Price
Outstanding at May 1, 2015	957,000	$112.45
Granted	370,000	114.71
Exercised	2,000	47.78
Cancelled	80,000	111.52
Outstanding at April 30, 2016	1,245,000	$113.29
Exercisable at April 30, 2016	—	$—

Summary of restricted shares, deferred shares, deferred stock units, and performance units
Other Equity Awards: The following table is a summary of our restricted shares, deferred stock units, and performance units.

	Restricted Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Conversion Date Fair Value
Outstanding at May 1, 2015	596,889	$91.21	75,848	$111.41
Granted	97,922	113.57	121,936	132.46
Converted	75,848	111.41	(75,848)	111.41
Vested	(216,145)	86.55	—	—
Forfeited	(8,772)	105.24	—	—
Outstanding at April 30, 2016	545,742	$99.65	121,936	$132.46

Weighted-average grant date fair values of the equity awards he following table summarizes the weighted-average fair values of the equity awards granted in 2016, 2015, and 2014.

Year Ended April 30,	Restricted Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Conversion Date Fair Value
2016	97,922	$113.57	121,936	$132.46
2015	109,091	104.82	75,848	111.41
2014	167,134	101.08	101,020	104.91